Exchange rates - Schedule of Foreign Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sterling [member]
Disclosure of exchange rates [line items]
Average	0.78	0.8	0.81
Closing	0.8	0.78	0.83
Euro [member]
Disclosure of exchange rates [line items]
Average	0.92	0.92	0.95
Closing	0.96	0.9	0.94